Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation: The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. The Consolidated Financial Statements include the accounts of Pyxis and its subsidiaries as presented in Note 1 above. All intercompany balances and transactions have been eliminated upon consolidation.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

Pyxis, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Pyxis consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. Pyxis evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its Consolidated Financial Statements.

On July 5, 2023, the Company acquired a 60% equity interest in the newly incorporated entity Drykon for a consideration of $6.78 million in cash. The remaining 40% was acquired by an entity related to the Company’s Chief Executive Officer and Chairman for a consideration of $4.52 million in cash. An Agreement has been signed among the shareholders of Drykon pursuant to which all matters about Drykon’s structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concluded that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon. However, there are matters in the agreement requiring the unanimous vote of all directors resulting in Pyxis only holding a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature. Based on the above and the relevant guidance under ASC 810 “Consolidation”, management has assessed that Drykon is a VIE. Further, management assessed that Pyxis is the primary beneficiary of Drykon and therefore consolidates Drykon because (i) Pyxis has the power to direct the activities of Drykon that most significantly affect its economic performance through decisions made by its majority of the Board of Directors and (ii) Pyxis has the obligation to absorb losses of, and the right to receive benefits from, Drykon that could potentially be significant through its 60% equity interest and its guarantee of up to 60% of the outstanding indebtedness of Drykon’s wholly-owned subsidiary, Dryone Corp. The fact that the remaining 40% interest is held by a related party of the Company’s Chief Executive Officer and Chairman was also considered in management’s analysis under ASC 810. No gain or loss was recognized upon the initial consolidation of the VIE. Drykon is the 100% owner of Dryone Corp., which owns the vessel Konkar Ormi, a 2016 Japanese built 63,250 dwt Ultramax carrier. The acquisition of the vessel was financed through a combination of equity contribution and external loan. Pyxis serves as a guarantor for an amount not exceeding 60% of the then outstanding indebtedness of Drykon’s wholly-owned subsidiary, Dryone Corp., under its external loan. For the years ended December 31, 2023, 2024 and 2025, Drykon recorded net losses of $502 and $541 and net income of $169, respectively, of which $301, $325 and $101 were attributable to Pyxis and $201, $216 and $68, respectively, were attributable to non-controlling interest (“NCI”). The VIE’s assets and liabilities that have been consolidated in the accompanying Consolidated Balance Sheets are analyzed per classification as follows:

Drykon	December 31,	December 31,
	2024	2025
Total current assets	$1,723	$1,045
Total fixed assets, net	26,730	25,385
Total assets:	$28,453	$26,430

Total current liabilities	$2,364	$1,345
Total non-current liabilities	15,832	14,659
Total stockholders’ equity	10,257	10,426
Total liabilities and stockholders’ equity	$28,453	$26,430

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

On June 28, 2024, the Company completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk carrier built in 2015 at Jiangsu New Yangzi Shipbuilding, through the 60% equity interest in the newly incorporated entity Accuship Maritime Ltd. for a consideration of $7,320 in cash, and the issuance of 267,857 restricted common shares of the Company to the seller of the vessel acquired, Eightytwo Corp., an entity controlled by our Chairman and Chief Executive Officer. Upon acquisition of the Konkar Venture from Eightytwo Corp. in a transaction among entities under common control, the Company recognized the $8,875 excess of the consideration transferred over the seller’s vessel book value at the transaction date, as a deemed dividend, which was allocated to Pyxis Tankers’ equity and non-controlling interests’ equity in accordance with their ownership percentages. The remaining 40% was acquired by an entity related to the Company’s Chief Executive Officer and Chairman for a consideration of $5,880 in cash. An Agreement has been signed among the shareholders of Accuship pursuant to which all matters about Accuship’s structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concluded that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Accuship. However, there are matters in the agreement requiring the unanimous vote of all directors resulting in Pyxis only holding a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Accuship and are considered by the management to be participating rights rather than protective in nature. Based on the above and the relevant guidance under ASC 810, “Consolidation,” management has assessed that Accuship is a VIE. Further, management assessed that Pyxis is the primary beneficiary of Accuship and therefore consolidates Accuship because (i) Pyxis has the power to direct the activities of Accuship that most significantly affect its economic performance through decisions made by its majority of the Board of Directors and (ii) Pyxis has the obligation to absorb losses of, and the right to receive benefits from, Accuship that could potentially be significant through its 60% equity interest and its guarantee of up to 60% of the outstanding indebtedness of Accuship’s wholly-owned subsidiary, Drythree Corp. The fact that the remaining 40% interest is held by a related party of the Company’s Chief Executive Officer and Chairman was also considered in management’s analysis under ASC 810. No gain or loss was recognized upon the initial consolidation of the VIE. Accuship is the 100% owner of the entity Drythree Corp., owner of the vessel Konkar Venture. The acquisition of the vessel was financed through a combination of equity contribution and external loan. Pyxis serves as a guarantor for an amount not exceeding 60% of the then outstanding indebtedness of Accuship’s wholly-owned subsidiary, Drythree Corp., under its external loan. For the years ended December 31, 2024 and December 31, 2025 Accuship recorded a net loss of $361 and $316, respectively, of which $217 and $189 were attributable to Pyxis and $144 and $127 were attributable to the non-controlling interest (“NCI”). The VIE’s assets and liabilities that have been consolidated in the accompanying Consolidated Balance Sheets are analyzed per classification as follows:

Accuship	December 31,	December 31,
	2024	2025
Total current assets	$726	$1,291
Total fixed assets, net	20,563	19,630
Total other non-current assets	—	580
Total assets:	$21,289	$21,501

Total current liabilities	$1,415	$3,178
Total non-current liabilities	14,529	13,294
Total stockholders’ equity	5,345	5,029
Total liabilities and stockholders’ equity	$21,289	$21,501

Use of Estimates

(b) Use of Estimates: The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from these estimates.

Comprehensive Income

(c) Comprehensive Income: The Company follows the provisions of ASC 220 “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Company had no transactions which affect comprehensive income during the years ended December 31, 2023, 2024 and 2025 and accordingly, comprehensive income was equal to net income.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. dollar as the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s accounting records are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the exchange rates in effect at the balance sheet date. Resulting gains or losses are included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Income. All amounts in the Consolidated Financial Statements are presented in thousand U.S. dollars rounded to the nearest thousand.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

Commitments and Contingencies

(e) Commitments and Contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date. Disclosure of a contingency is made if there is at least a reasonable possibility that a change in the Company’s estimate of its probable liability could occur in the near future.

Insurance Claims Receivable

(f) Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not subject to litigation. The Company assessed the provisions of ASC 326 regarding the collectability of insurance claims recoveries and concluded that there is no material impact on the Company’s Consolidated Financial Statements as of December 31, 2024 and 2025, and thus no provision for credit losses was recorded as of those dates.

Cash and Cash Equivalents, Time Deposits and Restricted Cash

(g) Cash and Cash Equivalents, Time Deposits and Restricted Cash: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents. Time deposits with an original maturity of more than three months are separately presented as time deposits. During the years ended December 31, 2024 and 2025, the Company placed new time deposits exceeding three months of $19,500 and $32,000, respectively, and during the same periods, deposits of $22,500 and $31,000 matured. Restricted cash is associated with pledged retention accounts in connection with the loan repayments and minimum liquidity requirements under the loan agreements discussed in Note 8 and is presented separately in the accompanying Consolidated Balance Sheets. The Company assessed the provisions of ASC 326 for cash equivalents, time deposits, and restricted cash and concluded that the impact on the Company’s Consolidated Financial Statements as of December 31, 2024 and 2025 was immaterial and thus no provision for credit losses was recorded as of those dates.

Income Taxes

(h) Income Taxes: Neither Pyxis Tankers Inc. nor any of its subsidiaries are subject to income taxes. More specifically, under the laws of the Republic of the Marshall Islands, the country of incorporation of the Company and, as of December 31, 2024 and 2025, all of the Company’s vessel-owning companies, and/or the vessels’ registration, the vessel-owning companies and Pyxis Tankers Inc. as well, are not liable for any Marshall Islands income tax on their income.

Under the laws of the Republic of Malta, the country of incorporation of certain of the Company’s vessel-owning companies, and/or the vessels’ registration during the years ended December 31, 2023, these vessel-owning companies were not liable for any Maltese income tax on their income derived from shipping operations, the only operations they had in Malta.

The vessel-owning companies with vessels that have called on the United States during the relevant years of operation are obliged to file income tax returns with the Internal Revenue Service. The applicable income tax would be 50% of 4% of U.S. related gross transportation income unless an exemption applies. The Company believes that based on current legislation the relevant vessel-owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel-owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel-owning companies are residents of a country granting an equivalent exemption to U.S. persons. The Company and each of its vessel-owning subsidiaries believe that they qualify for this statutory tax exemption for the 2021 through 2025 taxable years (the tax years that remain subject to examination) and accordingly, the Company believes that it is not subject to U.S. federal income tax. The Company has taken this position for United States federal income tax return reporting purposes.

The Company also believes the vessel owning companies are exempt from income taxes in the other ports where they have called under various exemptions for the shipping industry. Instead, a non-income-based tax is levied in certain of the countries where the vessels trade based on their tonnage, which is included in Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Income.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

Inventories

(i) Inventories: Inventories consist of lubricants and bunkers (where applicable) on board the vessels, which are stated at the lower of cost and net realizable value. Cost is determined by the first-in, first-out (“FIFO”) method.

Trade Accounts Receivable, Net and Hire Collected in Advance

(j) Trade Accounts Receivable, Net and Hire Collected in Advance: Under spot voyage charters, the Company normally issues its invoices to charterers at the completion of the voyage. Invoices are due upon issuance of the invoice. Since the Company satisfies its performance obligation over the time of the spot charter, the Company recognizes its unconditional right to consideration in trade accounts receivable, net of an allowance for credit losses. Trade accounts receivable from spot voyage charters as of December 31, 2024 and 2025, amounted to $4,609 and $4, respectively. The allowance reduction for expected credit losses at December 31, 2024 and 2025 was $22 and nil, respectively (Note 2(k)). Under time charter contracts, the Company normally issues invoices on a monthly basis 30 days in advance of providing its services. Trade accounts receivable from time charters as of December 31, 2024 and 2025, amounted to $453 and $2,003, respectively. Hire collected in advance includes cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The hire collected in advance as of December 31, 2024 and 2025, was $111 and $597, respectively and concerns hire received in advance from time charters.

Allowance reduction for credit losses

(k) Allowance reduction for credit losses: The Company evaluates credit losses on financial assets within the scope of ASC 326 using a forward-looking expected credit loss model. Trade receivables arising from voyage charters and other revenue contracts accounted for under ASC 606 are within the scope of ASC 326. Receivables arising from operating leases (time charters) are evaluated under ASC 842 and are not included in the ASC 326 allowance. The Company assesses collectability based on a combination of historical loss experience, aging/past-due status, customer-specific information, current market conditions, and reasonable and supportable forecasts, and evaluates receivables on a pooled basis when similar risk characteristics exist and individually when specific collectability issues are identified. The allowance for expected credit losses is recorded as a reduction of trade accounts receivable and changes in the allowance, if any, are recognized in the Consolidated Statements of Comprehensive Income.

As of December 31, 2024 and December 31, 2025, the allowance for expected credit losses was $22 and nil, respectively (Note 2(j)). The nil allowance at December 31, 2025 primarily reflects that during 2025 the Company’s fleet was employed mainly on time charters, and therefore the Company did not have material receivables within the scope of ASC 326, including demurrage receivables. For the year ended December 31, 2024, a net allowance reduction of $38 was recognized in the accompanying Consolidated Statements of Comprehensive Income. For the year ended December 31, 2025, a net allowance reduction of $22 was recognized, which reversed the allowance balance existing as of December 31, 2024, resulting in a nil allowance balance at December 31, 2025.

Vessels, Net

(l) Vessels, Net: Vessels are stated at cost, which consists of the contract price or the fair value of the consideration given on the acquisition date and any material expenses incurred in connection with the acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage, as well as professional fees directly associated with the vessel acquisition). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are expensed as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessels’ remaining estimated economic useful life, after considering the estimated residual value. A vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton which is assessed at $0.34/ton. The Company estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. In the event that future regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life will be adjusted at the date such regulations are adopted.

Impairment of Long-Lived Assets

(m) Impairment of Long-Lived Assets: The Company reviews its long lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount plus the unamortized dry-dock and special survey balances of these assets may not be recoverable.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to time charter equivalent rates by vessel type, while other assumptions include vessels’ operating expenses, management fees, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

To the extent impairment indicators are present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed days and an estimated daily future charter rate for the uncontracted days based on the ten year average historical charter rates, of similar type and size vessels, for the period up to the end of the estimated useful life of the vessel. When the ten year average of historical charter rates is not available for a type of vessel, the Company uses the average of historical charter rates of the available period, expected outflows for vessels’ operating expenses, planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, pursuant to the Company’s existing group management agreement, and fleet utilization. The residual value used in the impairment test is estimated to be $0.34 per lightweight ton in accordance with the vessels’ depreciation policy.

Should the carrying value plus the unamortized dry-dock and survey balance of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying value plus the unamortized dry-dock and survey balance of the vessel over the fair market value of the asset. The Company determines the fair value of its vessels primarily based on third-party valuations, while also considering available market data, including reported vessel sale and purchase transactions and broker market information.

The Company reviews the carrying values of its vessels, together with their unamortized dry-docking and special survey balances, for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When indicators of impairment are present and the estimated future undiscounted net operating cash flows are less than the carrying value of the vessels plus the unamortized dry-docking and special survey balances of those vessels, the carrying value is reduced to its estimated fair value, and the difference is recorded as an “Impairment loss” in the consolidated statements of comprehensive income. None of the Company’s vessels were classified as held for sale as of December 31, 2024 and 2025.

Long-lived Assets Classified as Held for Sale

(n) Long-lived Assets Classified as Held for Sale: The Company classifies long-lived assets and disposal groups as being held-for-sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. According to ASC 360-10-35, the fair value less costs to sell of the long-lived asset (disposal group) should be assessed at each reporting period it remains classified as held-for-sale. Subsequent changes in the long-lived asset’s fair value less costs to sell (increase or decrease) would be reported as an adjustment to its carrying amount, not exceeding the carrying amount of the long-lived asset at the time it was initially classified as held-for-sale. These long-lived assets are not depreciated once they meet the criteria to be classified as held-for-sale and are classified in current assets on the Consolidated Balance Sheet. No long-lived assets were classified as held for sale as of December 31, 2024 and 2025.

Financial Derivative Instruments

(o) Financial Derivative Instruments: The Company enters into interest rate derivatives to manage its exposure to fluctuations of interest rate risk associated with its borrowings, from time to time. All derivatives are recognized in the Consolidated Financial Statements at their fair value. The fair value of the interest rate derivatives is based on a discounted cash flow analysis. When such derivatives do not qualify for hedge accounting, the Company recognizes their fair value changes in current period earnings. When the derivatives qualify for hedge accounting, the Company recognizes the effective portion of the gain or loss on the hedging instrument directly in other comprehensive income/(loss), while the ineffective portion, if any, is recognized immediately in current period earnings. The Company, at the inception of the transaction, documents the relationship between the hedged item and the hedging instrument, as well as its risk management objective and the strategy of undertaking various hedging transactions. The Company also assesses at hedge inception whether the hedging instruments are highly effective in offsetting changes in the cash flows of the hedged items.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

2. Significant Accounting Policies: -Continued:

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or its designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the Consolidated Statements of Comprehensive Income/(loss). If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to the current period’s Consolidated Statements of Comprehensive Income as financial income or expense.

Accounting for Special Survey and Dry-docking Costs

(p) Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs, whereby actual costs incurred at the yard and parts used in the dry-docking or special survey, are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the shipyard and costs incurred in the dry-docking or special survey. If a dry-dock or a survey is performed prior to the scheduled date, any remaining unamortized balances of the previous dry-dock and survey are immediately written off. Unamortized dry-dock and survey balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as assets held for sale and are not recoverable as of the date of such classification are immediately written off and included in the resulting gain or loss on vessels held for sale.

Interest Income, Interest and Finance Costs

(q) Interest Income, Interest and Finance Costs: The Company incurs interest expense on outstanding indebtedness under its existing credit facilities, which is included in interest and finance costs. Finance costs also include financing and legal costs in connection with establishing and amending those facilities, which are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Costs associated with new loans or refinancing of existing ones, which meet the criteria for debt modification, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as a direct deduction from the carrying amount of the debt liability. Such costs are deferred and amortized to interest and finance costs in the Consolidated Statements of Comprehensive Income during the life of the related debt using the effective interest method. For loans repaid or refinanced that meet the criteria for debt extinguishment, the difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss from debt extinguishment in the Consolidated Statements of Comprehensive Income. Commitment fees relating to undrawn loan principal are expensed as incurred. Further, the Company earns interest on cash deposits in interest-bearing accounts and on interest-bearing securities, which is included in interest income. The Company may incur additional interest expense in the future on its outstanding borrowings and under future borrowings. Interest income from time deposits for the years ended December 31, 2023, 2024 and 2025 amounted to $1,240, $2,312 and $1,792, respectively, and is presented separately in the accompanying Consolidated Statements of Comprehensive Income. The unamortized portion of deferred debt issuance costs is presented as a direct deduction from the corresponding debt liability.

Fair Value Measurements

(r) Fair Value Measurements: The Company follows the provisions of ASC 820 “Fair Value Measurements and Disclosures”, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

● Level 1: Quoted market prices in active markets for identical assets or liabilities;

● Level 2: Observable market- based inputs or unobservable inputs that are corroborated by market data;

● Level 3: Unobservable inputs that are not corroborated by market data.

Segment Reporting

(s) Segment Reporting: The Company has determined that it operates under two reportable segments, one relating to its operations of the medium range tanker vessels and one to the operations of the dry-bulk vessels. Segment results are evaluated based on segment’s profit/(loss) (see also note 15). Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

2. Significant Accounting Policies: – Continued:

Net income per common share

(t) Net income per common share: Basic net income per common share is computed by dividing the net income attributable to common shareholders by the weighted average number of common shares outstanding during the period.

The computation of diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the equity incentive plan and the Promissory Note. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the Series A Convertible Preferred Shares into common shares. Potential common shares that have an anti-dilutive effect (i.e. those that increase net income per common share or decrease loss per share) are excluded from the calculation of diluted net income per common share.

Revenues, net

(u) Revenues, net: The Company generates its revenues from charterers. The vessels are chartered using either spot voyage charters, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate, or time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate.

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
Revenues derived from spot voyage charters, net	$12,665	$19,769	$2,041
Revenues derived from time charters, net	32,803	31,773	36,953
Revenues, net	$45,468	$51,542	$38,994

Revenue from customers (ASC 606): The Company assessed its contracts with charterers for spot voyage charters and concluded that there is a single performance obligation for each spot charter, which is to provide the charterer with ocean transportation services from loading to discharge within a specified time period. In addition, the Company has concluded that a spot charter meets the criteria to recognize revenue over time as the charterer simultaneously receives and consumes the benefits of the Company’s performance. The Company’s method of revenue recognition is on a load-to-discharge basis; accordingly, voyage revenues are recognized from loading of the current spot charter through discharge of the current spot charter, and no voyage revenues are recognized during ballast periods between voyages (i.e., from discharge of the prior spot charter to loading of the current spot charter). Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the spot charter. The Company has determined that demurrage represents variable consideration and estimates demurrage at contract inception. Demurrage income estimated, net of address commission, is recognized over the charter period as the performance obligation is satisfied.

Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of brokerage commissions, port and canal costs and bunker consumption, during the spot charter (load-to-discharge) and during the ballast voyage (date of previous discharge to loading, assuming a new charter has been agreed before the completion of the previous spot charter). The Company accounts for voyage costs incurred during the ballast voyage as costs to fulfill a contract and records such costs as an asset (“deferred voyage costs”), which is amortized over the related spot charter on a load-to-discharge basis, consistent with the recognition of voyage revenues; voyage costs incurred during the spot charter are expensed as incurred. Under ASC 606 and ASC 340-40, incremental costs of obtaining a contract with a customer would be capitalized and amortized as the performance obligation is satisfied if the applicable criteria are met; however, the Company has adopted the practical expedient in the guidance and expenses such costs as incurred for the Company’s spot voyage charters that do not exceed one year. Vessel operating expenses are expensed as incurred. In addition, pursuant to ASC 606 and ASC 842 (discussed below), the Company presents revenues net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and the Company does not receive a distinct good or service in exchange, these commissions are presented as a reduction of revenue in the accompanying Consolidated Statements of Comprehensive Income. The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less, in accordance with the optional exception in ASC 606.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

2. Significant Accounting Policies: – Continued:

Leases

Leases: The Company has assessed time charter contracts under the criteria imposed by ASC 842 and has concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company has concluded that the criteria for not separating the lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels, is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. Accordingly, revenues from time charter contracts are recognized on a straight-line basis over the term of the lease. After the lease commencement date, the Company evaluates lease modifications, if any, that could result in a change in the accounting for leases. For a lease modification, an evaluation is performed to determine if it should be treated as either a separate lease or a change in the accounting of an existing lease. Brokerage and address commissions on time charter revenues are deferred and amortized over the related time charter period, to the extent revenue has been deferred, since commissions are earned as revenues are earned, and are presented in voyage expenses and as a reduction to voyage revenues (see above), respectively. Vessel operating expenses are expensed as incurred. As per the accounting policy election, the Company expenses other contract fulfillment costs for time charters under ASC 340-40 as incurred.

Revenues for the years ended December 31, 2023, 2024 and 2025, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2023	2024	2025
A (*)	24%	31%	—
B (*)	43%	20%	—
C (*)	—	15%	—
D (*)	18%	—	20%
E (*)	—	—	22%
F (*)	—	—	11%
Total	85%	66%	53%

*	Tanker vessels segment

Restricted Cash

(v) Restricted Cash: The Company follows the provisions of ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that the statement of cash flows explain the change in the total of cash and cash equivalents and restricted cash. Restricted cash of $1,350 as of December 31, 2024 and 2025, respectively, remained unchanged, and has been aggregated with cash and cash equivalents in both the beginning-of-year and end-of-year line items of the consolidated statements of cash flows for each of the periods presented (Note 8).

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that sum to the total of the same such amounts that are presented in the accompanying Consolidated Statements of Cash Flows for the years ended December 31, 2023, 2024 and 2025.

	As of December 31,
	2023	2024	2025
Cash and cash equivalents	$34,539	$21,243	$35,555
Restricted cash, net of current portion	1,800	1,350	1,350
Total cash and cash equivalents and restricted cash	$36,339	$22,593	$36,905

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

2. Significant Accounting Policies: – Continued:

Short-term investments

(w) Short-term investments: Short-term investments consist of short-term time deposits with no early redemption feature and with maturities in excess of three months but less than twelve months at the time of purchase and are stated at amortized cost, which approximates their fair value due to their short-term nature.

As of December 31, 2024 and 2025 short-term investment in cash time deposits amounted to $17,000 and $18,000, respectively. The Company assessed the provisions of ASC 326 for short-term time deposits and concluded that the impact on the Company’s Consolidated Financial Statements as of December 31, 2024 and 2025 is immaterial and thus no provision for credit losses was recorded as of those dates.

Business combinations

(x) Business combinations: The Company follows the provisions of ASU No. 2017-01, “Business Combinations” (Topic 805) which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, to be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create outputs. This ASU provides a screen to determine when a set of assets and activities does not constitute a business.

Debt Modifications and Extinguishments

(y) Debt Modifications and Extinguishments: The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This standard also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this standard provides guidance on the appropriate accounting treatment. In evaluating whether an amendment or refinancing with the same creditor should be accounted for as a modification or an extinguishment, the Company applies the cash flow test prescribed by ASC 470-50, including the effect of any fees paid to, or received from, the creditor. If a debt transaction is accounted for as a modification, the Company does not recognize a gain or loss; instead, the existing unamortized deferred financing costs (and any unamortized discount or premium, if applicable) are carried forward and amortized as interest expense over the revised term of the amended debt, together with any incremental debt issuance costs.

During the year ended December 31, 2025, the refinancings of the Company’s secured loans with Alpha Bank S.A. for Eleventhone Corp. (Pyxis Lamda) and Seventhone Corp. (Pyxis Theta) were accounted for as modifications. “Loss from debt extinguishment” of $379, nil and nil was recognized in the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2023, 2024 and 2025, respectively.

Distinguishing Liabilities from Equity

(z) Distinguishing Liabilities from Equity: The Company follows the provisions of ASC 480 “Distinguishing Liabilities from Equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment of the accounting for the Series A Convertible Preferred Shares and warrants issued in connection with the October 13, 2020 public offering and the July 16, 2021, follow-on offering, has taken into consideration ASC 480 “Distinguishing Liabilities from Equity” and determined that the Series A Convertible Preferred Shares and warrants should be classified as equity instead of liabilities (Note 9). The Company further analyzed key features of the Series A Convertible Preferred Shares and detachable warrants to determine whether these instruments are more akin to equity or debt and concluded that the Series A Convertible Preferred Shares and warrants are equity-like. In its assessment, the Company identified certain embedded features and examined whether they meet the definition of a derivative under ASC 815 or otherwise affect classification. Derivative accounting was deemed inappropriate and, therefore, no bifurcation of these features was performed.

Share Repurchases: The Company accounts for repurchases of its common shares at cost. Repurchased shares are classified as treasury stock until retired and are presented as a reduction of shareholders’ equity. The cost of treasury stock includes incremental direct transaction costs, such as brokerage commissions. Treasury shares remain issued but are not considered outstanding; accordingly, common shares presented as “issued and outstanding” exclude treasury shares. If and when treasury shares are retired, the Company reclassifies the related cost within shareholders’ equity in accordance with U.S. GAAP.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

2. Significant Accounting Policies: – Continued:

From January 1, 2025 through January 30, 2025, the Company repurchased 67,534 common shares under its previously authorized repurchase program, which was initially approved on May 11, 2023 for up to $2.0 million and increased on May 16, 2024 to an aggregate authorization of $3.0 million. This prior authorization was fully utilized as of January 30, 2025. From November 19, 2025 through December 31, 2025, the Company repurchased 67,004 common shares under a new Board-authorized program approved on November 19, 2025 for up to $3.0 million. All repurchased shares were recorded as treasury stock at cost and reflected as a reduction of shareholders’ equity. As of December 31, 2025, these repurchased shares had not been cancelled and were held as treasury shares, accordingly, they were excluded from the Company’s common shares outstanding.

Share based payments

(aa) Share based payments: The Company has issued restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. Compensation cost is recognized on a straight-line basis over the period during which an employee is required to provide service in exchange for the award – the requisite service period (usually the vesting period). Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Repurchase and Retirement of Company’s Preferred Shares

(ab) Repurchase and Retirement of Company’s Preferred Shares: All Company’s preferred shares re-purchased are immediately cancelled and retired, and the Company’s share capital is accordingly reduced. Any difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock represents a return to (from) the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock. If the fair value of the consideration transferred plus any direct costs incurred in relation to the redemption, is more than the carrying amount of the preferred shares redeemed (net of any issuance costs), the difference is debited to retained earnings as deemed dividend. In addition, any possible excess between the fair value of the consideration paid for the re-purchase of preferred shares and the carrying amount of the shares surrendered reduces the net income/(loss) from continuing operations to arrive at the net income/(loss) available to common stockholders from continuing operations.

Accounting for transactions under common control

(ac) Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact that common control transactions do not result in a change of control at the ultimate parent or controlling shareholder level, the Company does not account for them at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred. Any difference in the fair value of cash and non-cash consideration paid by the transferee versus the historical costs of the assets transferred to the transferee is recorded as an adjustment to equity by the transferee.

New Accounting Pronouncements

(ad) New Accounting Pronouncements – Not Yet Adopted: In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the income statement. The amendments primarily affect disclosure requirements (and do not change expense recognition or income statement presentation) and generally require disaggregation, in the notes, of relevant expense captions into prescribed natural expense categories, as well as disclosures about selling expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of this standard on its financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets.” This standard clarifies the measurement of expected credit losses for accounts receivable and contract assets within its scope. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

2. Significant Accounting Policies: – Continued:

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements.” The amendments clarify the applicability of Topic 270 to interim financial statements and notes prepared in accordance with GAAP, provide a comprehensive list of interim disclosure requirements and add a disclosure principle requiring disclosure of events and changes since the end of the most recent annual reporting period that have a material impact on the entity. For public business entities, the amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements.” The amendments clarify, correct errors in, and make minor improvements to various topics in the FASB Accounting Standards Codification. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial statements and related disclosures.